LOSS PER SHARE - Additional Information (Detail) - shares shares in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Contingent convertible preferred stock
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Common stock equivalent shares excluded from the denominator in the calculation of diluted loss per share (in shares)	17.9	17.9
Convertible Senior Unsecured Note
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Common stock equivalent shares excluded from the denominator in the calculation of diluted loss per share (in shares)	6.3	6.3
Convertible Senior Unsecured Note | Stock Options, Restricted Stock, and Redeemable Preferred Stock
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Common stock equivalent shares excluded from the denominator in the calculation of diluted loss per share (in shares)	24.2	24.4